Discontinued Operations (Annual) (Detail) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Jul. 15, 2008
Discontinued Operation, Purchase Price							$ 24,500,000
Discontinued Operation, Selling Price Allocation, Cash							7,400,000
Discontinued Operation, Selling Price Allocation, Escrow							400,000
Discontinued Operation, Debt Assumed							16,700,000
Discontinued Operation, Cash In Escrow Released To Buyer						100,000
Discontinued Operation, Cash Escrow, Released To Company						300,000
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(224,000)	(7,000)	(224,000)	(224,000)	62,000
Write down Of Land Held For Sale				224,000
Joint Venture [Member]
Discontinued Operation, Debt Assumed						$ 300,000